Condensed Financial Information of the Parent Company (Details) - Schedule of Balance Sheets - Parent Company [Member] - USD ($)		Sep. 30, 2024	Sep. 30, 2023
ASSETS
Cash		$ 2,361,938	$ 235,014
Short-term investments			780,000
Due from subsidiaries		20,616,717	10,630,138
Prepaid expenses and other current assets, net		530,589	105,000
Prepaid expenses and other noncurrent assets, net			163,589
Investment in subsidiaries		18,659,647	11,103,806
Total assets		42,168,891	23,017,547
Current liabilities
Accrued expenses and other liabilities		308,037	62,157
Total current liabilities		308,037	62,157
Equity:
Additional paid-in capital		27,796,887	16,035,229
Statutory reserves		1,926,547	368,271
Accumulated deficit		12,137,352	6,551,838
Total equity		41,860,854	22,955,390
Total liabilities and shareholders’ equity		42,168,891	23,017,547
Class A Ordinary Shares
Equity:
Ordinary shares	[1]	42	52
Class B Ordinary Shares
Equity:
Ordinary shares		$ 26

[1]	Retrospectively restated for effect of reverse share split on November 26, 2024 (see Note 12 and Note 14).